SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8. SUBSEQUENT EVENTS

Issuance of stock options

During July and August 2014, the Company granted options to purchase 425,000 shares of common stock to various individuals. The fair value of these stock options is approximately $862,124 and was valued on the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.61%, (2) term of 10 years, (3) expected stock volatility of 174%, and (4) expected dividend rate of 0%. The options have an exercise price of $1.00 per share and vest over 0-4 years. The intrinsic value of these stock options was $459,000 on the dates of issuance.

Equity purchase agreement

On July 23, 2014, the Company entered into an Equity Purchase Agreement and a Registration Rights Agreement with Kodiak Capital Group, LLC (“Kodiak”) in order to establish a source of funding for the Company. Under the Equity Purchase Agreement, Kodiak has agreed to provide the Company with up to $3,000,000 of funding upon effectiveness of a registration statement on Form S-1. Following effectiveness of the registration statement, the Company can deliver puts to Kodiak under the Equity Purchase Agreement under which Kodiak will be obligated to purchase shares of the Company’s common stock based on the investment amount specified in each put notice, which investment amount may be any amount up to $3,000,000 less the investment amount received by the Company from all prior puts, if any. Puts may be delivered by the Company to Kodiak until the earlier of December 31, 2015 or the date on which Kodiak has purchased an aggregate of $3,000,000 of put shares. The number of shares of the Company’s common stock that Kodiak will purchase pursuant to each put notice will be determined by dividing the investment amount specified in the put by the purchase price. The purchase price per share of common stock will be set at eighty (80%) of the market Price of the Company’s common stock with market price being defined as the lowest daily value weighted average trading price for our common stock for any trading day during the five consecutive trading days immediately following the date of the put notice to Kodiak. Upon delivery of a put notice, the Company may designate a floor price for the market price calculation. If the applicable market price is below the floor price, the market price will be deemed to be the floor price. Under such circumstances, Kodiak may, at its option, purchase any amount of shares covered by the put but is not required to purchase any specified amount of shares.

Loan from Director

During August 2014, a director of the Company loaned the Company $150,000. The loan bears interest at 1% and is payable upon demand.

Consulting Agreement

During August 2014, the Company entered into a 2-year consulting services agreement with an individual. Pursuant to the agreement, the individual will be paid $50,000 per year. In connection with the consulting agreement, the individual assigned the Company all of the assets owned by the individual related to the individual’s business operations being conducted through the name Gift Ya Now including, but not limited to, software code base, original design / creative elements, domain name and all strategic business relationships.

Loan from Related Parties

In August 2014, we received loans from Gannon Giguiere in the aggregate amount of $70,000 paying interest at the rate of 1% per annum. The loans are repayable on December 7, 2014.

On September 3, 2014, we received a $15,000 loan from Rountree Consulting, Inc., a company owned by Michael Rountree, paying interest at the rate of 1% per annum. The loan is repayable on December 2, 2014.

On September 8, 2014, we received a $45,000 loan from Gannon Giguiere paying interest at the rate of 1% per annum. The loan is repayable on December 7, 2014.

8. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2013 through the date whereupon the financial statements were initially issued and has determined the following:

Stock Options

During January 2014, the Company granted options to purchase 177,500 shares of common stock to employees. The options all have an exercise price of $1.00 per share and vest over periods of 3 years. The stock price on the grant date was $3.40 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatilities of 183.83% (4) dividend rate of 0%. As a result, the fair value of these options on the grant date was $597,838 and the intrinsic value was $426,000.

During February 2014, the Company granted options to purchase 25,000 shares of common stock to a consultant. The options have an exercise price of $1.00 per share and vest over 1 year. The stock price on the grant date was $3.15 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 186.05%. As a result, the fair value of these options on the grant date was $77,565 and the intrinsic value was $53,750.

During March 2014, the Company granted options to purchase 850,000 shares of common stock to its Chief Executive Officer, President and Chief Financial Officer. The options have an exercise price of $1.00 per share and vest over 3 years. The stock price on the grant date was $2.99 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 183.52%. As a result, the fair value of these options on the grant date was $2,515,575 and the intrinsic value was $1,691,500.

Warrant Awards

On March 1, 2014, the Company issued warrants to third parties for services  to purchase 750,000 shares of its common stock granted with an exercise price of $1.00 per share (initially, the exercise price was identified as $0.01 per share, however, the exercise price was subsequently corrected to $1.00 per share).  The stock price on the grant date was $2.99 per share. As a result, the intrinsic value for these warrants on the grant date was $1,492,500. The fair value of these warrants was approximately $2,207,000 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, (3) expected stock volatility of 170.74%, and (4) expected dividend rate of 0%. All of the warrants vest immediately.

Issuance of common stock for cash

During the months of January through March 2014, the Company issued 625,000 shares of common stock for $625,000 to third party investors.

Issuance of common stock to employees for services

During January through March 2014, the Company issued 3,650,000 shares of common stock in aggregate of to its CEO, CFO and President for services. The Company will record approximately $11,560,000 of stock-based compensation expense in connection with the issuance of these shares.

Issuance of common stock to individual for services

During March, 2014, the Company issued 200,000 shares of common stock to an individual for services. The Company will record stock-based compensation expense of approximately 632,000 in connection with the issuance of these shares.

Consulting Agreement

On March 10, 2014, the Company entered into an 18-month Consulting Agreement with Harrison Group, Inc. ("Harrison") pursuant to which Harrison will (i) manage and communicate our corporate profile within the investment community; (ii) conduct and arrange meetings on our behalf with investment professionals and advise them of our plans, goals and activities; (iii) arrange meetings with other in the investment community; (iv) increase public awareness of our activities; and (v) provide us with general financial and business advice. We have the right to terminate the Consulting Agreement at any time upon 30 days prior written notice. The Company will pay Harrison cash fees at the rate of $2,500 per month and became obligated to issue Harrison 100,000 shares of common stock. The Company will record stock-based compensation of approximately $316,000 in connection with this agreement.

Service Provider Agreement

On March 10, 2014, the Company also entered into a service provider agreement with ChineseInvestors.com, Inc. ("CII"), an Indiana corporation, pursuant to which CII will provide the Company with investor and public relations advice and services. The Company had previously entered into a one-month agreement with CII effective February 18, 2014 under which the Company paid CII $6,000 and issued 3,884 shares of restricted common stock of the Company. Under the March 2014 service provider agreement, the Company paid CII $5,000 upon execution thereof and is obligated to make additional $5,000 payments to CII on or about June 15, 2014 and October 15, 2014. The Company is also obligated to issue an aggregate of 120,000 shares of restricted common stock of the Company to CII, 40,000 of which were issuable upon execution of the March 2014 Service Provider Agreement, 40,000 of which are issuable on or about June 15, 2014 and 40,000 of which are issuable on or about October 15, 2014. During the period from January 2014 to March 2014, the Company will record stock-based compensation of approximately $139,000 pursuant to these agreements in connection with the issuance of 43,884 shares of the Company’s common stock.